Related Party Relationship and Transactions - Additional Information (Detail) - shares			12 Months Ended
	Jan. 20, 2026	May 23, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 01, 2025
Disclosure of transactions between related parties [line items]
Holding percentage			100.00%
Allotted equity shares to key management personnel				231,642,592
Equity shares to entities controlled by promoters				3,576,894,608
Top of range [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			0.01%
Drivestream Inc [member]
Disclosure of transactions between related parties [line items]
Ownership interest			43.70%
SDVerse LLC [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture			27.00%
Women's Business Park Technologies Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			100.00%
Aggne Global I T Services Private Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			60.00%
Aggne Global Inc [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			60.00%
Grove Holdings 2 S.a.r.l [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			100.00%
Wipro (Tianjin) Limited [Member]
Disclosure of transactions between related parties [line items]
Holding percentage		100.00%
Percentage of ownership interest			100.00%
Capco Consulting Middle East FZE [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			100.00%
Applied Value Technologies B.V. [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			100.00%
Applied Value Technologies Pte Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			100.00%
Applied Value Technologies, Inc [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			100.00%
Wipro Connected Services, Inc. (Formerly known as Harman Connected Services, Inc.) [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			100.00%
Company acquired equity securities					100.00%
Wipro Business Services LLC [Member]
Disclosure of transactions between related parties [line items]
Holding percentage	100.00%
Percentage of ownership interest			100.00%